Consolidated Statement of Stockholders' (Deficit) - USD ($)	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Total
Balance - December 31, 2023 at Dec. 31, 2022	$ 2,500		$ 2,295	$ 6,357,859		$ (17,720,634)		$ (11,357,980)
Shares, Issued at Dec. 31, 2022	25,000,000		22,954,734
Preferred stock conversion	$ (625)		$ 2,500	(1,875)
Stock Issued During Period, Shares, Conversion of Convertible Securities	(6,250,000)		25,000,000
Shares issued in common control acquisition.			$ 2,000	4,998,000				5,000,000
Stock Issued During Period, Shares, Acquisitions			20,000,000
Adjustment to equity for common control transaction.				(14,200,000)				(14,200,000)
[custom:AdjustmentToEquityForCommonControlTransactionShares]
Retained earnings Distribution						(1,184,982)		(1,184,982)
[custom:RetainedEarningsDistriibutionShares]
Common stock issued for services			$ 1,720	4,298,280				4,300,000
Stock Issued During Period, Shares, Issued for Services			17,200,000
Common stock issued for promissory note extension.			$ 240	599,760				600,000
Stock Issued During Period, Shares, Other			2,400,000
Preferred Stock issuances for cash.		$ 2,842		7,102,158				7,105,000
Stock Issued During Period, Shares, New Issues		28,420,000
Preferred shares interest expense						(147,955)		(147,955)
[custom:PreferredSharesInterestExpenseShares]
Subscription Receivable					(3,020,831)			(3,020,831)
[custom:SubscriptionReceivableShares]
Net Income (Loss) Attributable to Parent								(7,673,207)
Common Stock issued for Simplified Companies acquisition.
Amortization of advisory board shares issued in advance.
Balance - December 31, 2024 at Dec. 31, 2023	$ 1,875	$ 2,842	$ 8,755	9,154,182	(3,020,831)	(26,726,777)		(20,579,954)
Shares, Issued at Dec. 31, 2023	18,750,000	28,420,000	87,554,734
Stock Issued During Period, Shares, Acquisitions			1,000,000
Common stock issued for services			$ 13	31,237				31,250
Stock Issued During Period, Shares, Issued for Services			125,000
Preferred Stock issuances for cash.					312,501			312,501
Stock Issued During Period, Shares, New Issues
Net Income (Loss) Attributable to Parent						(2,101,203)	(4,678)	(2,105,881)
Common Stock issued for Simplified Companies acquisition.			100	249,900				250,000
Fair value of deferred shares on Simplified Companies acquisition.				740,000				740,000
[custom:FairValueDeferredSharesCompaniesAcquisitionShares]
Balance - December 31, 2024 at Mar. 31, 2024	$ 1,875	$ 2,842	$ 8,868	10,175,319	(2,708,330)	(28,934,555)	(4,678)	(21,458,659)
Shares, Issued at Mar. 31, 2024	18,750,000	28,420,000	88,679,734
Balance - December 31, 2023 at Dec. 31, 2023	$ 1,875	$ 2,842	$ 8,755	9,154,182	(3,020,831)	(26,726,777)		(20,579,954)
Shares, Issued at Dec. 31, 2023	18,750,000	28,420,000	87,554,734
Net Income (Loss) Attributable to Parent								(5,996,635)
Balance - December 31, 2024 at Sep. 30, 2024	$ 1,875	$ 2,902	$ 8,948	10,525,179	(2,083,328)	(33,047,183)	(1,033)	(24,592,641)
Shares, Issued at Sep. 30, 2024	18,750,000	29,020,000	89,479,734
Balance - December 31, 2023 at Dec. 31, 2023	$ 1,875	$ 2,842	$ 8,755	9,154,182	(3,020,831)	(26,726,777)		(20,579,954)
Shares, Issued at Dec. 31, 2023	18,750,000	28,420,000	87,554,734
Shares issued in common control acquisition.
Common stock issued for services			$ 33	81,217				81,250
Stock Issued During Period, Shares, Issued for Services			325,000
Common stock issued for promissory note extension.			$ 60	149,940				150,000
Stock Issued During Period, Shares, Other			600,000
Preferred Stock issuances for cash.		$ 860		2,149,140				2,150,000
Stock Issued During Period, Shares, New Issues		8,600,000
Net Income (Loss) Attributable to Parent								(8,658,780)
Issuance of common stock in connection with private offering, net of issuance costs.			$ 800	1,791,600				1,792,400
[custom:StockIssuedDuringPeriodSharesPrivateOffering]			8,000,000
Common Stock issued for Simplified Companies acquisition.			$ 100	249,900				250,000
[custom:StockIssuedSimplifiedCompaniesAcquisitionShares]			1,000,000
Fair value of deferred shares on Simplified Companies acquisition.				740,000				740,000
[custom:FairValueDeferredSharesCompaniesAcquisitionShares]
Amortization of advisory board shares issued in advance.					1,250,004			1,250,004
[custom:AmortizationOfAdvisoryBoardSharesShares]
Net loss						(9,121,376)	2,671	(9,118,705)
Balance - December 31, 2024 at Dec. 31, 2024	$ 1,875	$ 3,702	$ 9,748	14,315,979	(1,770,827)	(35,848,153)	2,671	(23,285,005)
Shares, Issued at Dec. 31, 2024	18,750,000	37,020,000	97,479,734
Balance - December 31, 2023 at Mar. 31, 2024	$ 1,875	$ 2,842	$ 8,868	10,175,319	(2,708,330)	(28,934,555)	(4,678)	(21,458,659)
Shares, Issued at Mar. 31, 2024	18,750,000	28,420,000	88,679,734
Common stock issued for promissory note extension.
Stock Issued During Period, Shares, Other
Preferred Stock issuances for cash.					312,501			312,501
Stock Issued During Period, Shares, New Issues
Net Income (Loss) Attributable to Parent						(2,077,125)	4,225	(2,072,900)
Balance - December 31, 2024 at Jun. 30, 2024	$ 1,875	$ 2,902	$ 8,868	10,325,259	(2,395,829)	(31,120,051)	(453)	(23,177,429)
Shares, Issued at Jun. 30, 2024	18,750,000	29,020,000	88,679,734
Common stock issued for services			$ 20	49,980				50,000
Stock Issued During Period, Shares, Issued for Services			200,000
Common stock issued for promissory note extension.			$ 60	149,940				150,000
Stock Issued During Period, Shares, Other			600,000
Preferred Stock issuances for cash.					312,501			312,501
Stock Issued During Period, Shares, New Issues
Net Income (Loss) Attributable to Parent								(1,818,307)
Balance - December 31, 2024 at Sep. 30, 2024	$ 1,875	$ 2,902	$ 8,948	10,525,179	(2,083,328)	(33,047,183)	(1,033)	(24,592,641)
Shares, Issued at Sep. 30, 2024	18,750,000	29,020,000	89,479,734
Balance - December 31, 2023 at Dec. 31, 2024	$ 1,875	$ 3,702	$ 9,748	14,315,979	(1,770,827)	(35,848,153)	2,671	(23,285,005)
Shares, Issued at Dec. 31, 2024	18,750,000	37,020,000	97,479,734
Preferred Stock issuances for cash.					312,501			312,501
Stock Issued During Period, Shares, New Issues
Net Income (Loss) Attributable to Parent
Common Stock issued for Simplified Companies acquisition.			$ 200	(200)
[custom:StockIssuedSimplifiedCompaniesAcquisitionShares]			2,000,000
Net loss						(1,773,330)	2,480	(1,770,850)
Balance - December 31, 2024 at Mar. 31, 2025	$ 1,875	$ 3,702	$ 9,948	14,315,779	(1,458,326)	(37,760,308)	5,151	(24,882,179)
Shares, Issued at Mar. 31, 2025	18,750,000	37,020,000	99,479,734
Balance - December 31, 2023 at Dec. 31, 2024	$ 1,875	$ 3,702	$ 9,748	14,315,979	(1,770,827)	(35,848,153)	2,671	(23,285,005)
Shares, Issued at Dec. 31, 2024	18,750,000	37,020,000	97,479,734
Net Income (Loss) Attributable to Parent								(10,499,901)
Balance - December 31, 2024 at Sep. 30, 2025		$ 6,422	$ 19,011	75,958,090	(833,324)	(51,228,402)	5,151	63,076,093
Shares, Issued at Sep. 30, 2025		64,220,000	190,104,140
Balance - December 31, 2023 at Mar. 31, 2025	$ 1,875	$ 3,702	$ 9,948	14,315,779	(1,458,326)	(37,760,308)	5,151	(24,882,179)
Shares, Issued at Mar. 31, 2025	18,750,000	37,020,000	99,479,734
Preferred stock conversion	$ (1,875)		$ 1,875
Stock Issued During Period, Shares, Conversion of Convertible Securities	(18,750,000)		18,750,000
Common stock issued for promissory note extension.		$ 3,200		7,996,800				8,000,000
Stock Issued During Period, Shares, Other		32,000,000
Preferred Stock issuances for cash.					312,501			312,501
Stock Issued During Period, Shares, New Issues
Net Income (Loss) Attributable to Parent
Net loss						(2,209,196)		(2,209,196)
Balance - December 31, 2024 at Jun. 30, 2025		$ 6,902	$ 11,863	22,463,687	(1,145,825)	(40,179,891)	5,151	(18,838,113)
Shares, Issued at Jun. 30, 2025		69,020,000	118,629,734
Shares issued in common control acquisition.			$ 6,964	48,042,501				86,725,303
Stock Issued During Period, Shares, Acquisitions			69,636,906
Common stock issued for promissory note extension.		$ 520		1,299,480				1,300,000
Stock Issued During Period, Shares, Other		5,200,000
Preferred Stock issuances for cash.					312,501			312,501
Stock Issued During Period, Shares, New Issues
Net Income (Loss) Attributable to Parent								(6,517,375)
Net loss						(7,086,164)		(6,613,857)
Balance - December 31, 2024 at Sep. 30, 2025		$ 6,422	$ 19,011	$ 75,958,090	$ (833,324)	$ (51,228,402)	$ 5,151	$ 63,076,093
Shares, Issued at Sep. 30, 2025		64,220,000	190,104,140